Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 2,199	$ 2,162
Other intangible assets subject to amortization, Accumulated Amortization	1,684	1,643
Other intangible assets subject to amortization, Net	515	519
Total other intangible assets, Gross	2,472	2,435
Other intangible assets not subject to amortization	1,684	1,643
Total other intangible assets, Net	$ 788	792	[1]
Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years
Trademarks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Total other intangible assets, Gross	$ 273	273
Total other intangible assets, Net	$ 273	273
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	15 years
Other intangible assets subject to amortization, Gross	$ 320	328
Other intangible assets subject to amortization, Accumulated Amortization	207	199
Other intangible assets subject to amortization, Net	113	129
Patents, concessions and licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	1,879	1,834
Other intangible assets subject to amortization, Accumulated Amortization	1,477	1,444
Other intangible assets subject to amortization, Net	$ 402	$ 390
Patents, concessions and licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Patents, concessions and licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).